CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 357		$ 76
Ordinary shares, par value per share		0.04		0.04
Ordinary shares, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, shares issued	17,823,959	17,823,959	12,088,049	12,088,049
Ordinary shares, shares outstanding	17,823,959	17,823,959	12,088,049	12,088,049